Shareholder Report, Average Annual Return (Details) 193465_Roundhill Weekly T-Bill ETF_TF_TSR Annual {TF}	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Weekly T-Bill ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill Weekly T-Bill ETF NAV
Average Annual Return, Percent	3.34%
Solactive US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive US Aggregate Bond Index
Average Annual Return, Percent	4.39%